Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Taxes Payable Abstract
VAT tax payable	$ 467,992	$ 422,678
Corporate income tax payable	2,102,899	2,156,850
Land use tax and other taxes payable	28,012	20,242
Total	$ 2,598,904	$ 2,599,770